RELATED PARTY TRANSACTIONS - Narrative (Details)				1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 04, 2020 USD ($) $ / shares shares	Jun. 19, 2019 USD ($) vessel	May 01, 2019	Mar. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($)	Apr. 30, 2019 USD ($) vessel $ / shares shares	Mar. 31, 2019 USD ($)	Apr. 08, 2019 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel
Related Party Transaction [Line Items]
Aggregate net proceeds								$ 0	$ 20,000,000	$ 0	$ 0
Number of PSVs | vessel		10						10	10	10	10
SOHI Transaction
Related Party Transaction [Line Items]
Total number of vessels acquired | vessel						13
Number of AHTS vessels acquired | vessel						2
Number of crew boats acquired | vessel						11
Shares issued in asset acquisition (in shares) | shares						8,126,219
NAT | Management Agreement
Related Party Transaction [Line Items]
Notice period for expiration of management agreement			180 days
SOHI | SOHI Transaction
Related Party Transaction [Line Items]
Total number of vessels acquired | vessel						13
Number of AHTS vessels acquired | vessel						2
Number of crew boats acquired | vessel						11
Shares issued in asset acquisition (in shares) | shares						8,126,219
Shares issued price per share (in dollars per share) | $ / shares						$ 2.78
Aggregate net consideration						$ 22,600,000
SOI | Initial Equity Line of Credit
Related Party Transaction [Line Items]
Equity line of credit							$ 20,000,000
Common shares multiplier							0.94
Trailing period considered for equity line of credit							30 days
SSH | Common Stock Purchase Agreement | New Equity Line of Credit | Subsequent Event
Related Party Transaction [Line Items]
Equity line of credit					$ 15,000,000
Common shares multiplier					0.94
Trailing period considered for equity line of credit					5 days
Issuance of common shares under equity line of credit (shares) | shares	5,668,317			5,668,317
Common stock price (in dollars per share) | $ / shares	$ 0.88210			$ 0.88
Aggregate net proceeds	$ 5,000,000			$ 5,000,000
SSH | Administrative Services Agreement
Related Party Transaction [Line Items]
Annual fee per vessel		$ 10,000
Notice period for termination of agreement		180 days
SCM and SSM | Master Agreement
Related Party Transaction [Line Items]
Notice period for termination of agreement									24 months
Notice period for sale of one or more vessels									3 months
Management fees period for sale of one or more vessels									3 months
Management fees period for sale of all or substantially all vessels									24 months
SCM | Master Agreement
Related Party Transaction [Line Items]
Percentage of gross revenues paid as management fee									1.25%
SSM | Master Agreement | AHTS vessels
Related Party Transaction [Line Items]
Annual fee per vessel									$ 156,000
SSM | Master Agreement | Crew boats
Related Party Transaction [Line Items]
Annual fee per vessel									$ 43,800